Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Analysis of deferred tax
Deferred tax assets			£ (61,786)
Deferred tax liabilities	£ 30,422	£ 35,546	30,851
Net deferred tax liability/(asset)	30,422	35,546	(30,935)	£ (27,025)
US
Analysis of deferred tax
Deferred tax assets			(61,786)
UK
Analysis of deferred tax
Deferred tax liabilities	£ 30,422	£ 35,546	£ 30,851